Share-Based Payments - Summary of Number of Outstanding Deferred and Restricted stock Units (Detail) - Restricted Stock Units [member] Unit_pure in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	6.0	5.4	5.8
Restricted stock units issued during the year	5.5	2.3	0.7
Restricted stock units exercised during the year	(1.0)	(0.5)	(0.7)
Restricted stock units forfeited during the year	(0.7)	(1.2)	(0.4)
Restricted stock units outstanding at the end of December	9.9	6.0	5.4
Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units issued during the year	11.8	13.1
Brazil [Member] | Ambev [member]
Disclosure of other equity instruments [line items]
Restricted stock units outstanding at 1 January	25.0	16.3	19.3
Restricted stock units issued during the year	12.0	13.5	0.8
Restricted stock units exercised during the year	(4.2)	(3.7)	(2.9)
Restricted stock units forfeited during the year	(1.1)	(1.1)	(0.9)
Restricted stock units outstanding at the end of December	31.7	25.0	16.3